Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	BLACKROCK LARGE CAP FOCUS GROWTH FUND, INC.
Prospectus Date	rr_ProspectusDate	Dec. 09, 2019
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

BLACKROCK FOCUS GROWTH FUND, INC.

(the “Fund”)

Supplement dated December 9, 2019

to the Fund’s Summary Prospectuses, Prospectuses

and Statements of Additional Information (the “SAIs”)

Effective December 9, 2019, the Fund changed its name to BlackRock Large Cap Focus Growth Fund, Inc. Accordingly, effective immediately, references to the Fund’s name in the Fund’s Summary Prospectuses, Prospectuses and SAIs are changed to reflect the new Fund name.

BLACKROCK LARGE CAP FOCUS GROWTH FUND, INC.
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

BLACKROCK FOCUS GROWTH FUND, INC.

(the “Fund”)

Supplement dated December 9, 2019

to the Fund’s Summary Prospectuses, Prospectuses

and Statements of Additional Information (the “SAIs”)

Effective December 9, 2019, the Fund changed its name to BlackRock Large Cap Focus Growth Fund, Inc. Accordingly, effective immediately, references to the Fund’s name in the Fund’s Summary Prospectuses, Prospectuses and SAIs are changed to reflect the new Fund name.